S000059297 [Member] Investment Objectives and Goals - iShares Broad USD High Yield Corporate Bond ETF	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® BROAD USD HIGH YIELD CORPORATE BOND ETF Ticker: USHYStock Exchange: Cboe BZX
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares Broad USD High Yield Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds.